Changes In Liabilities Classified as Contingent Consideration (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Contingent consideration, Future Gross Expected Payments at June beginning of period	$ 13
Contingent consideration, Carrying Value at beginning of period	5
Acquisition Date Fair Value of Contingent Consideration
Change in Fair Value Included in Expense
Payments
Contingent consideration, Carrying Value at end of period	5
Contingent consideration, Future Gross Expected Payments at end of period	$ 13